OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other non-current assets [text block] [Abstract]
Disclosure of prepayments and other assets [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Settlement balances	223	556	150	513
Investments in joint ventures and associates	5	9	5	5
Other assets and prepayments	2,011	1,779	694	599
Total other assets	2,239	2,344	849	1,117